Financial Instruments - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2025 BRL (R$)
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 14,607,009
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	807,263
Probable (base value) | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,497,967
Probable (base value) | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,067,725)
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(69,042,086)
Probable (base value) | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(68,670)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,651,752
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	201,816
Possible 25% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,124,492
Possible 25% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(266,931)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,260,522)
Possible 25% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,168)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,303,505
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	403,632
Remote 50% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,248,984
Remote 50% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(533,863)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(34,521,043)
Remote 50% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (34,335)
Currency risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Currency risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%